Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies Tables [Abstract]
Commitments Disclosure [Text Block]

	2010	2009
	$	$

Capital expenditure commitments(1)
Contracts for capital expenditure	176	131
Authorized by the directors but not yet contracted for	988	1,683
	1,164	1,814
Allocated for:
Project expenditure
- within one year	433	264
- thereafter	107	594
	540	858
Stay in business expenditure
- within one year	404	705
- thereafter	220	251
	624	956

(1) Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	12	6

Other contractual purchase obligations(2)
- within one year	398	346
- thereafter	140	96
	538	442
(2) Other purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon. Amounts exclude purchase obligations of equity accounted joint ventures.

Summary of contracted uranium sales as at December 31, 2010

The Company had the following uranium commitments:

Year	lbs (000)(1)	Average contracted price ($/lbs)

2011	494	33.97
2012	494	34.35
2013	494	34.74

(1)	Certain contracts allow the buyer to adjust the purchase quantity within a specified range.

Schedule Of Contingencies And Guarantees [Text Block]

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

	2010	2009
	$	$

Contingent liabilities

Groundwater pollution (1)	-	-
Deep groundwater pollution - South Africa (2)	-	-
Sales tax on gold deliveries - Brazil (3)	89	76
Other tax disputes - Brazil (4)	34	25
Indirect taxes - Ghana (5)	11	9
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-	-

Contingent assets

Royalty - Boddington Gold Mine (7)	-	-
Royalty - Tau Lekoa Gold Mine (8)	-	-

Financial guarantees

Oro Group surety (9)	15	13
AngloGold Ashanti USA reclamation bonds (10)	88	84
AngloGold Ashanti environmental guarantees (11)	172	134
Guarantee provided for revolving credit facility (12)	50	-
Guarantee provided for rated bonds (13)	1,012	-
Guarantee provided for convertible bonds (14)	736	735
Guarantee provided for mandatory convertible bonds (15)	791	-
Guarantee provided for term loan facility and revolving credit facility (16)	-	252
Guarantee provided for syndicated loan facility (17)	-	1,025

Hedging guarantees
Gold delivery guarantees (18)	-	370
Ashanti Treasury Services Limited ("ATS") hedging guarantees (19)	-	443
Geita Management Company Limited ("GMC") hedging guarantees (20)	-	432

	2,998	3,598

The Company assesses the credit quality of counterparts at least on a quarterly basis. As of December 31, 2010, the probability of non-performance is considered minimal.